Material Loss - Summary of Material Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit Loss [Line Items]
Leases (2018: operating leases)		$ 6,400	$ 9,449	$ 19,244
Research and development costs expensed		22,484	15,777	12,455
Loss/(gain) on disposal of non-current assets			(144)	1,028
Amortization - Intangible assets		177,857	85,055	16,199
Depreciation - Property, plant and equipment		12,094	8,972	7,338
Depreciation - Right-of-use assets		27,272	19,564
Impairment losses on intangible assets		36,269	0	0
Impairment losses on property, plant and equipment		757
Transaction related legal and advisory expenses		24,598	15,374
Change on remeasurement of put and call option liabilities		288,853	(43,247)
Change in fair value of convertible note embedded derivatives	[1]	2,643,573	(21,721)	$ 0
Change in fair value of acquisition related consideration			21,526
Loss on impairment of investments carried at fair value		235	$ 5,000
Convertible Notes
Profit Loss [Line Items]
Change in fair value of convertible note embedded derivatives		2,354,720
Right of Use Assets
Profit Loss [Line Items]
Impairment losses on right-of-use assets		$ 2,234

[1]	In the year ended December 31, 2020, we changed the presentation of our operating loss to reflect losses on items held at fair value and remeasurements, and share of results of associates, as non-operating items in the consolidated statements of operations. See Note 2 for further details.